RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Payments related to capitalized Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities - finance
Total lease expense	$ 43,051	$ 35,281
COGS
Lease liabilities - operating
Lease liabilities - operating expense	15,187	8,783
Lease liabilities - finance
Amortization of right-of-use assets	6,988	6,913
Interest on lease liabilities - finance	2,407	3,017
G&A
Lease liabilities - operating
Lease liabilities - operating expense	18,307	16,366
Lease liabilities - finance
Amortization of right-of-use assets	139	165
Interest on lease liabilities - finance	$ 23	$ 37